Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Current Assets -
Cash and Cash Equivalents	$ 5,391	$ 7,514
Accounts and Notes Receivable, net	120,221	113,577
Inventories	243,595	235,464
Income Tax Receivable	5,623
Prepaid and Other Assets	5,173	7,815
Total Current Assets	380,003	364,370
Property, Plant and Equipment -	2,072,776	1,962,215
Less: Accumulated Depreciation	(817,465)	(740,396)
Property, Plant and Equipment, net	1,255,311	1,221,819
Notes Receivable	2,672	2,847
Investment in Joint Venture	49,465	47,614
Goodwill and Intangible Assets, net	165,827	211,167
Other Assets	30,357	32,509
Total Assets	1,883,635	1,880,326
Current Liabilities -
Accounts Payable	66,614	77,749
Accrued Liabilities	45,975	46,830
Income Tax Payable		2,952
Current Portion of Long-term Debt	8,000	57,045
Total Current Liabilities	120,589	184,576
Long-term Debt	499,714	455,714
Other Long-term Liabilities	61,122	69,055
Deferred Income Taxes	161,679	160,388
Total Liabilities	843,104	869,733
Stockholders’ Equity –
Preferred Stock, Par Value $0.01; Authorized 5,000,000 Shares; None Issued
Common Stock, Par Value $0.01; Authorized 100,000,000 Shares; Issued and Outstanding 48,526,843 and 50,245,364 Shares, respectively.	485	502
Capital in Excess of Par Value	168,969	272,441
Accumulated Other Comprehensive Losses	(11,409)	(12,067)
Retained Earnings	882,486	749,717
Total Stockholders’ Equity	1,040,531	1,010,593
Liabilities and Stockholders' Equity, Total	$ 1,883,635	$ 1,880,326